Subsequent Events, textual (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2017	Dec. 31, 2016
Hull No. 1551
Line of credit
Sales Fees		$ 0
Subsequent Events | Pedhoulas Rose
Line of credit
Sale and leaseback period	10 years
Daily bareboat charter rate	$ 6,500
Sale Leaseback Transaction Purchase Price	14,500,000
Subsequent Events | Hull No. 1551
Line of credit
Sales Fees	$ 0
Subsequent Events | Preferred Shares
Dividend declaration
Dividends Payable, Amount Per Share	$ 0.5
Dividends Payable	$ 3,495,000
Dividends Payable, Date Of Record	Jan. 23, 2017
Dividends Payable, Date to be Paid	Jan. 30, 2017